Computation of Unaudited Pro Forma Basic and Diluted Loss Per Share (Parenthetical) (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	0 Months Ended	6 Months Ended		12 Months Ended
	Apr. 02, 2013	Sep. 30, 2014	Sep. 30, 2013	Mar. 31, 2014		Mar. 31, 2013	Mar. 31, 2012
Earnings Per Share [Abstract]
Proceeds from offering	$ 84,632	$ 79,131
Net income attributable to ADS for fiscal 2014		36,631	33,618	11,124		28,159	43,260
Dividends in excess of earnings				$ 101,623
Offering price per common share				$ 16.00
Common shares assumed issued in the IPO to pay dividends in excess of earnings				6,351
Number of pro forma shares exceeding total shares offered				(1,062)
Total shares used for pro forma computation				5,289	[1]

[1]	This adjustment computes the increase to weighted average common shares outstanding in accordance with SAB Topic 1B3.